Registration Nos. 33-50208

811-7062

As filed with the Securities and Exchange Commission on August 6, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 43 ☒

and/or

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44 ☒

(Check appropriate box or boxes)

Pacific Global Fund, Inc.

d/b/a Pacific Advisors Fund Inc.

(Exact Name of Registrant as Specified in Charter)

101 North Brand Boulevard

Suite 1950

Glendale, CA 91203

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

(818) 242-6693

George A. Henning

Pacific Global Investment Management Company

101 North Brand Boulevard

Suite 1950

Glendale, CA 91203

(Agent for Service)

Copies to:

Joan E. Boros, Esq.Jorden Burt, LLP

1025 Thomas Jefferson St., N.W., Suite 400 East

Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

☐  Immediately upon filing pursuant to Paragraph (b)

☐  On May 1, 2013 pursuant to Paragraph (b)

☒  60 days after filing pursuant to Paragraph (a)(1)

☐  On October 4, 2013 pursuant to Paragraph (a)(1)

☐  75 days after filing pursuant to Paragraph (a)(2)

☐  On                                  pursuant to Paragraph (a)(2) of Rule 485.

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its six series under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Registrant is filing this Post-Effective Amendment No. 43 (“Amendment”) to the Registration Statement (File No. 033-50208) for the purpose of adding a prospectus supplement to describe changes to the principal investment strategy for a series of Pacific Advisors Fund Inc. This Amendment does not amend or delete any part of the Registration Statement except as specifically noted herein. For avoidance of doubt, the prospectus and statement of additional information contained in Post-Effective Amendment No. 41 to the Registration Statement are hereby incorporated by reference to the extent required by applicable law.

PACIFIC GLOBAL FUND, INC.

D/B/A PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED OCTOBER [  ], 2013

TO PROSPECTUS DATED MAY 1, 2013

This Supplement describes certain changes to the principal investment strategy for the Small Cap Value Fund.  Please keep this Supplement together with your Prospectus for future reference. The Prospectus is amended as follows:

Page 27 - The following replaces in its entirety the information appearing in the first bullet point under the heading “Principal Investment Strategies” for the Small Cap Value Fund:

•                  Under normal circumstances, investing at least 80% of net assets (plus borrowing for investment purposes) in small capitalization companies that are, at the time of purchase, not greater than the highest market capitalization of companies in the Russell 2000® Index.  As of its most recent reconstitution (May 31, 2013), the highest market cap was $3.3 billion.

•                  Generally investing a significant proportion of its assets in companies with market capitalizations that are, at the time of purchase, not greater than the highest market capitalization of companies in the Russell Microcap® Index (which are often referred to as “micro-cap stocks”).  As of its most recent reconstitution (May 31, 2013), the highest market cap was $748 million.

Page 38 - The following replaces in its entirety the information appearing for the Small Cap Value Fund under the heading “How is the Fund invested?”:

Under normal circumstances, investing at least 80% of net assets (plus borrowing for investment purposes) in small capitalization companies that are, at the time of purchase, not greater than the highest market capitalization of companies in the Russell 2000® Index.  As of its most recent reconstitution (May 31, 2013), the highest market cap was $3.3 billion.

Generally investing a significant proportion of its assets in companies with market capitalizations that are, at the time of purchase, not greater than the highest market capitalization of companies in the Russell Microcap® Index (which are often referred to as “micro-cap stocks”).  As of its most recent reconstitution (May 31, 2013), the highest market cap was $748 million.

For temporary defensive purposes, the Fund may invest without limitation in high-quality money market instruments.

Page 45 — Add the following paragraph to the end of the section under the heading “Indexes”:

The Russell Microcap® Index in an unmanaged, market capitalization weighted measure of stock market performance.  It consists of the stocks of the 1,000 smallest publicly traded companies within the Russell 2000® Index, plus the next 1,000 smallest U.S based listed stocks.

PART C. OTHER INFORMATION

Item 23. EXHIBITS

(6)	1(a)	Articles of Incorporation.

(6)	1(b)	Amendment One to Articles of Incorporation.

(2)	1(c)	Articles of Amendment of the Articles of Incorporation dated June 28, 1997.

(4)	1(d)	Articles Supplementary to Articles of Incorporation dated December 10, 1997.

(5)	1(e)	Articles Supplementary to Articles of Incorporation dated February 8, 1999.

(9)	1(f)	Articles Supplementary to Articles of Incorporation dated January 3, 2002.

(15)	1(g)	Articles Supplementary to Articles of Incorporation dated June 1, 2006.

(6)	2	Amended and Restated By-Laws.

	3	See Exhibits 1 and 2.

(6)	4(a)	Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.,
on behalf of the Government Securities Fund, and Pacific Global Investment Management Company.

(6)	4(c)	Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.,
on behalf of the Income and Equity Fund (formerly, the Income Fund), and Pacific Global Investment Management Company.

(6)	4(d)	Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.,
on behalf of the Balanced Fund, and Pacific Global Investment Management Company.

(6)	4(f)	Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.,
on behalf of the Small Cap Fund, and Pacific Global Investment Management Company.

(11)	4(h)	Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.,
on behalf of the Growth Fund, and Pacific Global Investment Management Company.

(13)	4(i)	Investment Management Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.,
on behalf of the Multi-Cap Value Fund, and Pacific Global Investment Management Company

(6)	5(a)	Distribution Agreement between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific
Global Fund Distributors, Inc.

(3)	5(b)	Amendment to Distribution Agreement between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and
Pacific Global Fund Distributors, Inc.

(5)	5(c)	Amendment to Distribution Agreement between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and
Pacific Global Fund Distributors, Inc.

(10)	5(d)	Amendment to Distribution Agreement between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.
and Pacific Global Fund Distributors, Inc.

(13)	5(e)	Amendment to Distribution Agreement between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and
Pacific Global Fund Distributors, Inc.

(15)	5(f)	Amendment to Distribution Agreement between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and
Pacific Global Fund Distributors, Inc. (Class I shares).

	6	Not applicable.

(1)	7(a)	Custody Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and UMB
Bank, N.A.

(5)	7(b)	Amendment to Appendix B to Custody Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
Advisors Fund Inc. and UMB Bank,
N.A.

(10)	7(c)	Amendment to Appendix B to Custody Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
Advisors Fund Inc. and UMB Bank.
N.A.

(6)	8(a)(1)	Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement by and between
Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific Global Investors Services, Inc.

(3)	8(a)(2)	Amendment to Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement by
and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific Global Investors Services, Inc.

(10)	8(a)(3)	Amendment to Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement by
and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific Global Investors Services, Inc.

(13)	8(a)(4)	Amendment to Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement by
and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific Global Investor Services, Inc.

(15)	8(a)(5)	Amendment to Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement by
and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific Global Investor Services, Inc. (Class I shares).

(18)	8(a)(6)	Amendment to Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement by
and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific Global Investor Services, Inc.

(21)	8(a)(7)	Amendment to Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement by
and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. and Pacific Global Investor Services, Inc.

(1)	8(b)(1)	Accounting Services Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund, Inc.
and Pacific Global Investor Services, Inc.

(10)	8(b)(2)	Amendment to Accounting Services Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
Advisors Fund Inc. and Pacific Global Investor Services, Inc.

(12)	8(c)(2)	Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
Advisors Fund Inc., on behalf of the Government Securities Fund, and Pacific Global Investment Management Company.

(19)	8(d)(3)	Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund Inc. d/b/a Pacific
Advisors Fund Inc., on behalf of the Income and Equity Fund, and Pacific Global Investment Management Company.

(3)	8(e)	Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on
behalf of the Balanced Fund, and Pacific Global Investment Management Company.

(3)	8(f)(1)	Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on
behalf of the Small Cap Fund, and Pacific Global Investment Management Company.

(12)	8(f)(2)	Amendment to the Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
Advisors Fund Inc., on behalf of the Small Cap Fund, and Pacific Global Investment Management Company.

(4)	8(g)(1)	Amendment to Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
Advisors Fund Inc., on behalf of the Balanced Fund, and Pacific Global Investment Management Company.

(12)	8(g)(2)	Amendment to the Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
Advisors Fund Inc., on behalf of the Balanced Fund, and Pacific Global Investment Management Company.

(12)	8(h)(2)	Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
Advisors Fund Inc., on behalf of the Growth Fund, Pacific Global Investment Management Company, and Pacific Global Investor Services, Inc.

(12)	8(i)(2)	Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
Advisors Fund Inc., on behalf of the Multi-Cap Value Fund, and Pacific Global Investment Management Company.

(17)	8(j)	Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
Advisors Fund Inc., on behalf of the Government Securities Fund, and Pacific Global Investment Management Company.

(5)	9(a)	Opinion and Consent of Counsel regarding the legality of the securities being registered.

(10)	9(b)	Opinion and consent of Counsel regarding the legality of the securities being registered.

(15)	9(c)	Opinion and consent of Counsel regarding the legality of the securities being registered.

10	[Reserved]

	11	Not applicable.

(5)	12	Form of Subscription Agreement.

(6)	13(a)	Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares.

(6)	13(b)	Agreement Pursuant to Plan of Distribution for Class A Shares.

(3)	13(c)	Plan of Distribution Pursuant to Rule 12b-1 for Class C Shares.

(3)	13(d)	Agreement Pursuant to Plan of Distribution for Class C Shares.

(10)	13(e)	Form of Amendment to Agreement Pursuant to the Plan of Distribution for Class A Shares.

(10)	13(f)	Form of Amendment to Agreement Pursuant to the Plan of Distribution for Class C Shares.

(17)	13(g)	Services Agreement between Fidelity Brokerage Services LLC and National Financial Services LLC and Pacific Advisors Fund Inc. and Pacific Global Fund Distributors, Inc.

(17)	13(h)	Agency Agreement between and among The Vanguard Group, Inc., Pacific Advisors Fund Inc., Pacific Global Investor Services, Inc. and Pacific Global Fund Distributors, Inc.

(17)	13(i)	Servicing Agreement between Ameritrade, Inc., Pacific Global Investment Management Company and Pacific Advisors Fund Inc.

(17)	13(j)	Operating Agreement between Charles Schwab & Co., Inc. and Pacific Advisors Fund Inc.

(20)	13(k)	Form of Standard Agency Agreement (Trust Companies)

(23)	13(l)	Selling Agreement between and among Ameriprise Financial Services, Inc., Pacific Advisors Fund Inc., and Pacific Global Fund Distributors, Inc.

(3)	14(a)	Rule 18f-3 Multiple Class Plan.

(10)	14(b)	Amended Schedule A to Rule 18f-3 Multiple Class Plan.

(10)	14(c)	Amended Schedule B-1 to Rule 18f-3 Multiple Class Plan.

(15)	14(d)	Amended and Restated Rule 18f-3 Multiple Class Plan.

(16)	14(e)	Amended and Restated Rule 18f-3 Multiple Class Plan.

15	(Reserved)

(19)	16(a)	Code of Ethics for Pacific Global Investment Management Company.

(19)	16(b)	Code of Ethics for Pacific Global Fund d/b/a Pacific Advisors Fund, Inc. and Pacific Global Fund Distributors, Inc.

(16)	99(a)	Power of Attorney of L. Michael Haller, III, Gerald E. Miller and Louise K. Taylor.

(17)	99(b)	Power of Attorney of Victoria Breen.

(22)	99(c)	Power of Attorney of Peter C. Hoffman

(1)           Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Form N-1A Registration Statement (File No. 33-50208).

(2)           Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Form N-1A Registration Statement (File No. 33-50208).

(3)           Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement (File No. 33-50208).

(4)           Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement (File No. 33-50208).

(5)           Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement (File No. 33-50208).

(6)           Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement (File No. 33-50208).

(7)           Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement (File No. 33-50208).

(8)           Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement (File No. 33-50208).

(9)           Incorporated herein by reference to Post Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement (File No. 33-50208).

(10)         Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(11)         Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(12)         Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(13)         Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(14)         Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(15)         Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(16)         Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(17)         Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(18)         Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(19)         Incorporated herein by reference to Post-Effective Amendment No.31 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(20)         Incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(21)         Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(22)         Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

(23)         Incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Form N1-A Registration Statement (File No. 33-50208).

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE COMPANY

Pacific Global Fund Distributors, Inc. (“Pacific Distributors”), a California corporation, is the Company’s distributor and is a wholly-owned subsidiary of Pacific Management. Pacific Global Investor Services, Inc., a California corporation, is the Company’s transfer agent and also is a wholly-owned subsidiary of Pacific Management.

Item 25. INDEMNIFICATION

(a) GENERAL.

The Company will indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Company, or who is or has been serving at the request of the Company as a director, officer, partner, trustee, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his service in that capacity, was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorney’s fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under the Maryland General Corporation Law. Except as otherwise set forth in the Company’s Articles of Incorporation and By-Laws, any payment of indemnification or advance of expenses will be made in accordance with the procedures set forth in the Maryland General Corporation Law. [By-Laws, Article 10, Section 10.01]

(b) DISABLING CONDUCT. The Company will not indemnify any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (such conduct hereinafter referred to as “Disabling Conduct”).

Accordingly, the Company will make no indemnification of any Indemnitee unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination is made by: (a) the vote of a majority of a quorum of directors who are neither interested persons of the Company nor parties to the Proceeding (hereinafter referred to as “disinterested non-party directors”) or (b) independent legal counsel in a written opinion. [By-Laws, Article 10, Section 10.01]

(c) STANDARD OF CONDUCT. Under Maryland General Corporation Law, a corporation may indemnify any director made a party to a Proceeding by reason of service in that capacity unless it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the proceeding and (a) was committed in bad faith, or (b) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit in money, property, or services; or (3) in the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. [MGCL  Section 2-418(b)]

Under Maryland General Corporation Law, the termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct; however, the termination of any proceeding by conviction, or plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, will create a rebuttable presumption that the director did not meet the requisite standard of conduct. No indemnification may be made under Maryland General Corporation Law unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the applicable standard of conduct required. [MGCL Section 2-418 (b) and (c)]

(d) REQUIRED INDEMNIFICATION. The Maryland General Corporation Law requires that a director who is successful, on the merits or otherwise, in the defense of any Proceeding be indemnified against reasonable expenses incurred by the director in connection therewith. In addition, under Maryland General Corporation Law, a court of appropriate jurisdiction may order indemnification under certain circumstances. [MGCL Section 2-418(d)]

(e) ADVANCE PAYMENT. The Company will pay any reasonable expenses so incurred by an Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under the Maryland General Corporation Law. However, any advance of expenses by the Corporation to any Indemnitee will be made only upon receipt of: (1) a written affirmation by the Indemnitee of his good faith belief that the requisite standard of conduct necessary for indemnification under the Maryland General Corporation Law has been met, and (2) a written undertaking by the Indemnitee to repay such advance if it is ultimately determined that such standard of conduct has not been met; provided that either (a) the Indemnitee provides a security for his undertaking, or (b) the Company is insured against losses arising by reason of any such lawful advances, or (c) a majority of a quorum of the disinterested non-party directors, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification. [By-Laws, Article 10, Section 10.02]

(f) NON-EXCLUSIVE RIGHT. The indemnification and advancement of expenses provided or authorized by Maryland General Corporation Law is not deemed exclusive of any other rights to which a director may be entitled under any articles of incorporation, by-law, resolution of stockholders or directors, agreement, or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office. [MGCL Section 2-418(g)]

(g) INSURANCE. The Company may purchase and maintain insurance on its behalf and on behalf of any director, officer, employee, or agent of the Company, or who is or was serving at the request of the Company as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Company would have the power to indemnify him against such liability. [By-Laws, Article 10, Section 10.03]

(h) PUBLIC POLICY PRESUMPTION UNDER THE SECURITIES ACT OF 1933 (THE “1933 ACT”) AND UNDERTAKING PURSUANT TO RULE 484(b)(1) UNDER THE 1933 ACT.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers, and controlling persons of the Company pursuant to the Company’s By-Laws or otherwise, the Company has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer, or controlling person of the Company in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, then the Company will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. [1933 Act, Rule 484(b)]

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Certain information pertaining to business and other connections of the Company’s investment manager, Pacific Management, is hereby incorporated herein by reference to the section of the Prospectus captioned “FUND MANAGEMENT ORGANIZATIONS” and to the section of the Statement of Additional Information captioned “INVESTMENT MANAGEMENT AND OTHER SERVICES.” Set forth below is a list of each director and officer of Pacific Management, indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, partner, or trustee.

ADVISER	NAME AND POSITION WITH ADVISER	POSITION DURING PAST TWO FISCAL YEARS
Pacific Global Investment	George A. Henning	101 North Brand Boulevard
Management Company	President and Director	Suite 1950
Glendale, CA 91203

Victoria Breen	President and Owner
Assistant Secretary and Director	Derby & Derby Inc.
603 West Ojai Avenue
Ojai, CA 93023
(Registered investment adviser and insurance marketing)

Agent
Transamerica Life Companies
603 West Ojai Avenue
Ojai, CA 93023

Registered Principal
Transamerica Financial Advisors, Inc.
603 West Ojai Avenue
Ojai, CA 93023

Barbara A. Kelley	101 North Brand Boulevard
Executive Vice President,	Suite 1950
Chief Compliance Officer, Director	Glendale, CA 91203

Catherine L. Henning	101 North Brand Boulevard
Senior Vice President Secretary, and	Suite 1950
Director	Glendale, CA 91203

Jingjing Yan	101 North Brand Boulevard
Vice President and Treasurer	Suite 1950
Glendale, CA 91203

Edward L. Apple, Jr.	101 North Brand Boulevard
Director	Suite 1950
Glendale, CA 91203

Herbert Nishida	Consultant
Director	Occidental Underwriters of Hawaii, Ltd.
1163 South Beretania Street
Honolulu, HI 96814

Item 27. PRINCIPAL UNDERWRITERS

(a)           Pacific Distributors acts as principal underwriter and distributor of the Company’s shares on a best-efforts basis. Pacific Distributors does not serve as principal underwriter or distributor for any other investment company.

(b)           Set forth below is information concerning each director and officer of Pacific Distributors.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH UNDERWRITER	OFFICES WITH THE COMPANY
George A. Henning	Chairman of the Board and Director	Chairman of the Board and President
Barbara A. Kelley	Vice President and Director	Chief Compliance Officer, Vice President and Treasurer
Catherine L. Henning	President, Secretary, Chief Compliance Officer and Director	Vice President and Secretary
Jingjing Yan	Treasurer	Assistant Treasurer

*      The principal business address of each person listed in the table is 101 North Brand Boulevard Suite 1950 Glendale, CA 91203.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the “1940 Act”) for the Company. These services are provided to the Company through written agreements between the parties to the effect that such services will be provided to the Company for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

UMB Bank, N.A. serves as custodian for the Company and in such capacity keeps records regarding securities and other assets in custody and in transfer, bank statements, cancelled checks, financial books and records, and other records relating to its duties in its capacity as custodian. Pacific Global Investor Services, Inc. (“PGIS”) serves as the transfer agent, dividend disbursing agent, and administrative services agent for the Company and in such capacity is responsible for records regarding each shareholder’s account and all disbursements made to shareholders. PGIS also serves as accounting services agent for the Company pursuant to an Accounting Services Agreement and maintains all records required pursuant to such agreement. Pacific Management, pursuant to its Investment Management Agreements with respect to each Fund, maintains all records required pursuant to such agreements. Pacific Distributors, as principal underwriter for the Company, maintains all records required pursuant to the Distribution Agreement with the Company.

Item 29. MANAGEMENT SERVICES

Pacific Management, pursuant to its Investment Management Agreements with the Company, performs certain administrative services for the Company. Pacific Global Investor Services, Inc., pursuant to the Transfer Agency, Dividend Disbursing Agency, and Administrative Service Agreement with the Company, assists Pacific Management in performing certain administrative services for the Company.

Item 30. UNDERTAKINGS

The Company undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Company’s latest Annual Report to Shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., has duly caused this Post-Effective Amendment No. 43 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Glendale and State of California, on the 6th day of August, 2013.

PACIFIC GLOBAL FUND, INC.

d/b/a PACIFIC ADVISORS FUND INC.

(Registrant)

By:	/s/ George Henning
George Henning
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 43 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Victoria Breen*
Victoria Breen	Director	August 6, 2013

L. Michael Haller, III*
L. Michael Haller, III	Director	August 6, 2013

/s/ George A. Henning
George A. Henning	President and	August 6, 2013
Chairman of the Board (Principal Executive Officer)

Peter C. Hoffman*
Peter C. Hoffman	Director	August 6, 2013

SIGNATURE	TITLE	DATE

/s/ Barbara A. Kelley
Barbara A. Kelley	Chief Compliance Officer,	August 6, 2013
Vice President, and Treasurer (Principal Financial and Accounting Officer)

Gerald E. Miller*
Gerald E. Miller	Director	August 6, 2013

Louise K. Taylor*
Louise K. Taylor	Director	August 6, 2013

* By	/s/ George A. Henning	August 6, 2013
George A. Henning
Attorney-In-Fact

* George A. Henning, pursuant to powers of attorney.